Long-Term Debt (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Liability and equity components related to the Convertible Notes
Carrying amount of the equity component	$ 36,936	$ 36,936
Unamortized debt discount		1,718
Net carrying amount of the liability component	850,191	776,055
3.5% senior subordinated convertible notes due 2026 [Member]
Liability and equity components related to the Convertible Notes
Principal amount of the liability component	63,324	150,602
Net carrying amount of the liability component	$ 63,324	$ 148,884